Restricted Cash - Narrative (Details) - USD ($) $ in Millions	Nov. 30, 2023	Aug. 31, 2023	Apr. 30, 2023
DNB guarantees and letters of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Revolving credit facility			$ 25.0
175 million USD Facility
Restricted Cash and Cash Equivalents Items [Line Items]
Revolving credit facility			175.0
25 million USD Facility
Restricted Cash and Cash Equivalents Items [Line Items]
Revolving credit facility		$ 40.0	$ 25.0
30 Million USD Facility
Restricted Cash and Cash Equivalents Items [Line Items]
Revolving credit facility	$ 30.0